Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the year	$ 82,380	$ 60,096
Additions (reductions) related to interest and currency translation	(4,758)	(4,133)
Additions based on tax positions related to prior period	552	2,925
Reductions related to tax positions taken during a prior period	(5,624)	(1,067)
Reductions related to settlement of tax matters	(5,874)	(1,063)
Additions based on tax positions taken during the current period ()	19,844	17,780
Reductions related to a lapse of applicable statute of limitation	(344)	(424)
Balance at the end of the year	$ 86,176	$ 82,380